Non-current assets held for sale (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019
Assets and liabilities held for sale [Line Items]
Assets classified as held for sale		$ 4,169			$ 4,169				$ 7,465
Liabilities directly associated with assets classified as held for sale		948			948				1,393
Trade and other receivables		4,270			4,270				$ 2,147
Currency translation differences		1,371	[1]	$ 131	$ (3,271)	[1]	$ 1,120
Proportion of reimbursement rights					30.00%
Hilcorp Energy [Member]
Assets and liabilities held for sale [Line Items]
Deposit Received For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					$ 500
Consideration paid (received)		209
Trade and other receivables		2,100			2,100
INEOS [Member]
Assets and liabilities held for sale [Line Items]
Total Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					5,000
Deposit Received For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					400
Consideration Receivable On Completion of Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					3,600
Deferred Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					1,000
Instalment of Deferred Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					100
Petrochemicals [Member]
Assets and liabilities held for sale [Line Items]
Assets classified as held for sale								$ 3,647
Liabilities directly associated with assets classified as held for sale								637
BP Exploration (Alaska) Inc. [Member]
Assets and liabilities held for sale [Line Items]
Assets classified as held for sale								6,518
Liabilities directly associated with assets classified as held for sale								969
Maximum Expected Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					5,600
Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses, Contingent Receivable		$ 1,689			$ 1,689
Trans Alaska Pipeline System (TAPS) [Member]
Assets and liabilities held for sale [Line Items]
Assets classified as held for sale								499
Liabilities directly associated with assets classified as held for sale								$ 279
Trans Alaska Pipeline System (TAPS) [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate					49.00%
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member] | Petrochemicals [Member]
Assets and liabilities held for sale [Line Items]
Currency translation differences	[1]				$ 300
Later than one year and not later than two years [member] | INEOS [Member]
Assets and liabilities held for sale [Line Items]
Deferred Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses					$ 700

[1]	Second quarter and half year 2020 was principally affected by movements in the Russian rouble against the US dollar.